UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         San Francisco, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     August 03, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $911,040 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       DBCV  3.000%12/0 00846UAB7     1737  1761000 PRN      SOLE                  1761000        0        0
AMERICAN INTL GROUP INC        COM              026874107     4334    74600 SH       SOLE                    74600        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
BED BATH & BEYOND INC          COM              075896100    25975   621700 SH       SOLE                   621700        0        0
CARDINAL HEALTH INC            COM              14149Y108    76231  1323917 SH       SOLE                  1323917        0        0
CHEVRON CORP NEW               COM              166764100      291     5200 SH       SOLE                     5200        0        0
CHIRON CORP                    DBCV  1.625% 8/0 170040AG4     1470  1585000 PRN      SOLE                  1585000        0        0
CHIRON CORP                    COM              170040109      523    15000 SH       SOLE                    15000        0        0
CITADEL BROADCASTING CORP      COM              17285T106    19000  1659410 SH       SOLE                  1659410        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2     1912  2500000 PRN      SOLE                  2500000        0        0
CLOROX CO DEL                  COM              189054109    74541  1337782 SH       SOLE                  1337782        0        0
COX RADIO INC                  CL A             224051102    20853  1323970 SH       SOLE                  1323970        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  1.250% 6/1 232806AH2     1586  1500000 PRN      SOLE                  1500000        0        0
DOUBLECLICK INC                COM              258609304      852   101500 SH       SOLE                   101500        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104      651     8000 SH       SOLE                     8000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      215     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      212     3696 SH       SOLE                     3696        0        0
FEDERAL NATL MTG ASSN          COM              313586109      222     3800 SH       SOLE                     3800        0        0
GENERAL ELEC CO                COM              369604103      341     9850 SH       SOLE                     9850        0        0
IRON MTN INC                   COM              462846106     6599   212723 SH       SOLE                   212723        0        0
LIZ CLAIBORNE INC              COM              539320101    19585   492575 SH       SOLE                   492575        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     2052  2075000 PRN      SOLE                  2075000        0        0
MENTOR GRAPHICS CORP           NOTE  6.875% 6/1 587200AB2     1476  1485000 PRN      SOLE                  1485000        0        0
MICROSOFT CORP                 COM              594918104    80865  3255450 SH       SOLE                  3255450        0        0
NIKE INC                       CL B             654106103    87869  1014650 SH       SOLE                  1014650        0        0
PAYCHEX INC                    COM              704326107   107448  3304070 SH       SOLE                  3304070        0        0
PROGRESSIVE CORP OHIO          COM              743315103    90988   920840 SH       SOLE                   920840        0        0
SEALED AIR CORP NEW            COM              81211K100    53711  1078745 SH       SOLE                  1078745        0        0
US BANCORP DEL                 COM NEW          902973304      292     9993 SH       SOLE                     9993        0        0
VERITAS SOFTWARE CO            COM              923436109     1069    43810 SH       SOLE                    43810        0        0
VIACOM INC                     CL B             925524308    72785  2273116 SH       SOLE                  2273116        0        0
WATERS CORP                    COM              941848103    63305  1703120 SH       SOLE                  1703120        0        0
WELLS FARGO & CO NEW           COM              949746101    92050  1494808 SH       SOLE                  1494808        0        0